Income Taxes (Tables)	12 Months Ended
Mar. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities

Significant components of the Company’s deferred tax assets and liabilities are as follows as of:

	March 31,
	2017	2016
Deferred income tax assets:
Net operating loss carryforwards	$4,300,000	$3,630,000
Share-based compensation	3,245,000	2,540,000
Research credits	63,000	63,000
Other, net	40,000	40,000
Less: Valuation allowance	(7,648,000)	(6,273,000)
Net deferred income tax assets (liabilities)	$-	$-

Schedule of Effective Income Tax Rate Reconciliation

Reconciliation of the effective income tax rate to the U.S. statutory rate is as follows:

	Year Ended
	March 31,
	2017	2016
Federal Statutory tax rate	(34)%	(34)%
State tax, net of federal benefit	(8)%	(5)%
	(42)%	(39)%
Valuation allowance	42%	39%
Effective tax rate	-%	-%